Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets

	June 30, 2015	December 31, 2014
	(unaudited)
Prepaid rent	$27,000	$27,000
Prepaid insurance	18,000	31,000
Prepaid other	29,000	—
Prepaid fees	16,000	5,000
Prepaid deposit	15,000	8,000
Prepaid legal fees	26,000	20,000
Total	$131,000	$91,000

	December 31, 2014	December 31, 2013
Prepaid rent	$27,000	$26,000
Prepaid insurance	31,000	11,000
Prepaid licenses	—	6,000
Prepaid fees	5,000	3,000
Prepaid deposit	8,000	—
Prepaid professional fees	20,000	—
Total	$91,000	$46,000